Note 12 - Convertible Debt and Non-Convertible Promissory Notes (Details Textual)																											1 Months Ended					3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 06, 2025 USD ($) $ / shares shares	Aug. 07, 2025 USD ($)	Aug. 04, 2025 USD ($) $ / shares shares	Jul. 15, 2025 USD ($) $ / shares shares	Jul. 10, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 06, 2025 USD ($)	May 30, 2025 USD ($)	May 29, 2025 USD ($)	Apr. 28, 2025 USD ($) $ / shares shares	Feb. 11, 2025 USD ($) $ / shares shares	Feb. 06, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 21, 2025 USD ($) $ / shares shares	Jan. 08, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 30, 2024 USD ($)	Dec. 05, 2024 USD ($) $ / shares shares	Dec. 04, 2024 USD ($)	Nov. 12, 2024 USD ($) $ / shares shares	Oct. 21, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) $ / shares shares	Apr. 19, 2024	Mar. 21, 2024 USD ($) $ / shares shares	Dec. 03, 2023 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 05, 2025 $ / shares	May 07, 2025 USD ($)	Apr. 01, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 30, 2024 EUR (€)	Dec. 11, 2024 USD ($)	Oct. 11, 2024 $ / shares	Jul. 28, 2024 USD ($)	Jul. 28, 2024 EUR (€)	Apr. 01, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	May 31, 2023	Feb. 28, 2023	May 31, 2022 USD ($)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	4,135,910										1,199,295																					4,135,910				4,135,910
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 0.85
Proceeds from Issuance of Debt																																$ 600,000		$ 492,000		$ 2,377,000	$ 6,782,000
Gain (Loss) On Issuance of Debt																																				35,000	520,000
Convertible Debt, Fair Value Adjustment																																$ (2,363,000)		806,000		$ (3,967,000)	$ 67,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001										$ 0.0001																					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Amortization of Debt Issuance Costs																																				$ 0	$ 1,641,000
Gain (Loss) on Extinguishment of Debt																																$ (1,706,000)		0		(3,187,000)	179,000
Warrants and Rights Outstanding	$ 0																															0				0
Repayments of Debt																																(0)		21,000		21,000	5,599,000
Share Price (in dollars per share) | $ / shares		$ 0.7																							$ 2,350
Interest Payable, Current	1,128,000																															1,203,000				1,128,000	553,000
Legal Fees																																				1,232,000	(0)
Notes Payable, Current	$ 6,161,000																															$ 6,766,000				$ 6,161,000	24,851,000
Conversion of Note into Unrestricted Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares		$ 0.385		$ 0.69	$ 1.32		$ 6.4					$ 150	$ 150			$ 150	$ 150
Debt Conversion, Original Debt, Amount		$ 13,250		$ 22,072	$ 39,710		$ 67,063					$ 150,000	$ 85,113			$ 202,500	$ 1,588,693
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		34,416		32,190	30,000		29,500					1,000	567			1,350	11,120
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.85																															$ 0.85				$ 0.85
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 57,500																															$ 57,500				$ 57,500
Maxim Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																																								106
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																																								$ 440
Maxim Group LLC [Member] | Conversion of Note Into Shares [Member]
Debt Conversion, Original Debt, Amount																																					$ 1,900,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares																																					5,131
Alt Spain Holdco [Member] | Bank Facility [Member]
Debt Instrument, Face Amount																															$ 3,300,000															$ 2,800,000	€ 2,600,000				€ 3,000,000
Long-Term Debt, Gross																																					$ 2,700,000				$ 2,700,000
Debt Instrument, Basis Spread on Variable Rate																															2.00%
Alt Spain Holdco [Member] | Solar PV Projects in Spain [Member]
Initial Payment On Project																															$ 1,900,000
Meteora Capital LLC [Member]
Debt Instrument, Face Amount																																					$ 500,000
Debt Instrument, Interest Rate, Stated Percentage																																					10.00%
Stock Issued During Period, Shares, New Issues (in shares) | shares																										111,862
Share Price (in dollars per share) | $ / shares																										$ 250
Senior Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																											1,360,755						1,360,755		1,360,755													482
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																											$ 0.85						$ 0.85		$ 0.85													$ 2,400
Senior Convertible Note [Member] | Maxim Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																																																48
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																																																$ 2,636
The Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares											1,199,295
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 0.85
Second Tranche [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	382,430																					813														382,430
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 200																					$ 400														$ 200
Proceeds from Issuance of Warrants																						$ 535,000
Discount Rate on Fees and Other Expenses																						12.00%
Second Tranche [Member] | Maxim Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																			81
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																			$ 440
Third Tranche [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	536,116																				1,520															536,116
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.85																				$ 300															$ 0.85
Proceeds from Issuance of Warrants																					$ 750,000
Discount Rate on Fees and Other Expenses																					12.00%
Third Tranche [Member] | Maxim Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																			114
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																			$ 440
Fourth Tranche [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	153,686																																			153,686
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.85																																			$ 0.85
Proceeds from Issuance of Warrants																			$ 214,999
Discount Rate on Fees and Other Expenses																			12.00%
Fourth Tranche [Member] | Maxim Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																			33
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																			$ 440
Warrants [Member] | Alternus Energy Americas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																																																	18
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																																																	$ 50
Warrants and Rights Outstanding, Term (Year)																																																	5 years
Warrants and Rights Outstanding																																																	$ 86,000
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares														381
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 81.18
Legal Fees														$ 50,000
Senior Convertible Note [Member]
Debt Instrument, Face Amount																											$ 142,857						$ 142,857		$ 142,857													$ 2,160,000
Debt Instrument, Original Issue Discount Percentage																													8.00%
Debt Instrument, Interest Rate, Stated Percentage											12.00%												7.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																																				92.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 150																																			$ 150
Long-Term Debt, Gross	$ 700,000																																			$ 700,000	$ 2,200,000
Debt Instrument, Fair Value Disclosure																																					300,000
Convertible Debt, Fair Value Adjustment																																$ 67,000.000		800,000		700,000	$ (700,000)
Debt Instrument, Interest Rate in Event of Default																							18.00%
Convertible Debt																							$ 79,545
Senior Convertible Note [Member] | Conversion of Note Into Common Stock [Member]
Debt Conversion, Original Debt, Amount																												$ 39,710
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares																												30,000
Senior Convertible Note [Member] | Conversion of Note into Unrestricted Common Stock [Member]
Debt Conversion, Original Debt, Amount																																	$ 22,072			$ 2,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares																																	32,190			140,791
Senior Convertible Note [Member] | Maxim Group LLC [Member]
Cash Placement Agency Fee Amount																													$ 140,000
Out of Pocket Fees Reimbursed																													50,000
Proceeds from Issuance of Debt																													2,000,000
Debt Instrument, Interest Rate, Stated Percentage																																								12.00%								7.00%
Maximum Benchmark Amount for Repayment of Debt																													$ 216,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																																				55.00%	92.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares																																					$ 350
Maximum Conversion Price (in dollars per share) | $ / shares																																				$ 6
Common Stock, Convertible, Conversion Price, Increase (in dollars per share) | $ / shares																																				$ 0.02
Common Stock, Convertible, Percentage of Outstanding Common Stock																								19.99%
Gain (Loss) On Issuance of Debt																																					$ 900,000
Long-Term Debt, Gross																																					400,000
Debt Instrument, Fair Value Disclosure																																					700,000
Convertible Debt, Fair Value Adjustment																																					(600,000)
Senior Convertible Note [Member] | Maxim Group LLC [Member] | Minimum [Member]
Beneficially Ownership Percentage																																				4.99%
Senior Convertible Note [Member] | Maxim Group LLC [Member] | Maximum [Member]
Beneficially Ownership Percentage																																				9.99%
The Two Thousand and Twenty Four Notes [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger											55.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares											$ 0.02
Maximum Conversion Price (in dollars per share) | $ / shares											$ 6
Long-Term Debt, Gross	400,000																																			$ 400,000
Number of Shares Used to Determine Conversion Price (in shares) | shares											100
Convertible Notes, October 2024 [Member]
Debt Instrument, Face Amount																							$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage																							12.00%
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																							$ 0.0001
Percentage of Face Value of Note																							50.00%
Convertible Notes, October 2024 [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																							1,064				500,377						500,377		500,377
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																							$ 400				$ 0.85						$ 0.85		$ 0.85
Proceeds from Issuance of Warrants																							$ 700,000
Discount Rate on Fees and Other Expenses																							12.00%
Note Purchase Agreement [Member] | Secure Net Capital LLC [Member]
Debt Instrument, Face Amount																				$ 1,250,000
Debt Instrument, Original Issue Discount																				20.00%															60.00%
Proceeds from Debt, Net of Issuance Costs																				$ 1,000,000
Payments of Debt Issuance Costs																				$ 145,000
Debt Instrument, Conversion Price, Common Stock Vwap Rate																				90.00%
Note Purchase Agreement [Member] | Secure Net Capital LLC [Member] | Maximum [Member]
Debt Instrument, Original Issue Discount																				30.00%
Note Purchase Agreement, 2025 Note [Member]
Debt Instrument, Face Amount										$ 312,500
Debt Instrument, Original Issue Discount										20.00%
Proceeds from Debt, Net of Issuance Costs										$ 250,000
Debt Instrument, Original Issue Discount, Percentage Increase										5.00%
September 2025 Notes [Member]
Debt Instrument, Face Amount																											$ 312,500						$ 312,500		$ 312,500
Proceeds from Issuance of Debt																											$ 500,000									500,000
Debt Instrument, Interest Rate, Stated Percentage																											20.00%						20.00%		20.00%
Long-Term Debt, Gross	625,000																																			625,000
Debt Instrument, Conversion Price, Common Stock Vwap Rate																											90.00%						90.00%		90.00%
Debt Instrument, Original Issue Discount, Percentage Increase																											5.00%
Debt Issuance Costs, Net	125,000																																			125,000
Amortization of Debt Issuance Costs																																				6,651
OID Notes [Member]
Long-Term Debt, Gross	$ 5,600,000																															100,000				5,600,000
Convertible Debt, Fair Value Adjustment																																$ 2,300,000		$ 0		1,400,000
Debt Instrument, Original Issue Discount										20.00%																						20.00%
Debt Instrument, Original Issue Discount, Percentage Increase										5.00%																						5.00%
Debt Issuance Costs, Net																																					0
Gain (Loss) on Extinguishment of Debt																																				$ 3,200,000
Debt Instrument, Measurement Input	0.45																																			0.45
Interest Expense, Debt																																				$ 2,000,000
Disposal Group, Including Discontinued Operation, Interest Expense																																				0
Group of Private Lenders [Member]
Debt Instrument, Face Amount																																																						$ 10,800,000
Debt Instrument, Interest Rate, Stated Percentage																																																				18.00%	16.00%	8.00%
Long-Term Debt, Gross																																					17,600,000		$ 16,500,000
Interest Expense, Debt																																					3,200,000
Interest Payable																																					5,900,000
Working Capital Loan [Member] | Alternus Energy Americas [Member]
Debt Instrument, Face Amount																																										$ 3,600,000								$ 3,200,000
Debt Instrument, Interest Rate, Stated Percentage																																																		0.00%
Long-Term Debt, Gross	$ 0																																			0	1,800,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	2,750
Gain (Loss) on Extinguishment of Debt	$ 950,000
Repayments of Debt																														$ 1,800,000
SCAF and CLIN Business Combination [Member]
Debt Instrument, Interest Rate, Stated Percentage																									25.00%
Long-Term Debt, Gross	1,900,000																																			1,900,000
Debt Instrument, Business Combination, Amount Settled																									$ 1,400,000
Stock Issued During Period, Shares, New Issues (in shares) | shares																									45
Loss Contingency, Damages Awarded, Value						$ 1,600,000
Promissory Note [Member]
Debt Instrument, Face Amount																																								$ 250,000
Debt Instrument, Minimum Equity Financing Covenant																																					5,000,000
Promissory Note [Member] | Bess LLC [Member]
Debt Instrument, Face Amount																																												$ 2,000,000
Debt Instrument, Fair Value Disclosure																																												$ 1,537,000
Promissory Note [Member] | Alternus Europe Ltd [Member]
Debt Instrument, Face Amount																		$ 1,041,720																			$ 1,100,000						€ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage																		10.00%																									10.00%
Debt Instrument, Repayment Premium Percentage																		120.00%
Securities Purchase Agreement [Member]
Debt Instrument, Face Amount															$ 2,812,500
Proceeds from Issuance of Debt															$ 580,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares															$ 0.0001
Debt Instrument, Original Issue Discount															20.00%
Repayments of Debt																																				0
Stock Issued During Period, Shares, New Issues (in shares) | shares															7,630
Proceeds from Issuance of Debt Expected															$ 2,250,000
Debt Instrument, Interest Rate During Period															20.00%
Original Issue Discount and Default Interest																																				800,000
Interest Payable, Current	101,097																																			101,097
Proceeds of Gross Proceeds Received														8.00%
Investor Promissory Notes [Member]
Debt Instrument, Face Amount											$ 558,000
Proceeds from Issuance of Debt											$ 265,000
Debt Instrument, Interest Rate, Stated Percentage											12.00%
Debt Instrument, Original Issue Discount											16.67%
Proceeds from Debt, Net of Issuance Costs																																				445,000
Debt Issuance Costs, Net	83,000																																			83,000
Amortization of Debt Issuance Costs																																				39,082
Notes Payable, Current	498,000																																			498,000
Investor Promissory Notes, First Tranche [Member]
Debt Instrument, Face Amount											$ 318,000
Investor Promissory Notes, Second Tranche [Member]
Debt Instrument, Face Amount											$ 240,000
Second Partial Tranche [Member]
Debt Instrument, Face Amount									$ 180,000
Proceeds from Issuance of Debt									$ 150,000
Second Investor Promissory Note [Member]
Debt Instrument, Face Amount								$ 240,000
Proceeds from Issuance of Debt								$ 200,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Original Issue Discount								16.67%
Proceeds from Debt, Net of Issuance Costs																																				200,000
Debt Issuance Costs, Net	40,000																																			40,000
Amortization of Debt Issuance Costs																																				16,640
Notes Payable, Current	240,000																																			240,000
Third Investor Promissory Note [Member]
Debt Instrument, Face Amount			$ 144,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Original Issue Discount			16.67%
Proceeds from Debt, Net of Issuance Costs			$ 120,000																																	120,000
Debt Issuance Costs, Net	7,008																																			7,008
Amortization of Debt Issuance Costs																																				24,000
Notes Payable, Current	$ 144,000																																			$ 144,000